Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Line Items]
Amortization of other intangible assets	$ 25,484,000	$ 27,456,000	$ 30,224,000
IPR&D [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Expected net cash inflows period	3 years
Key assumption valuation discount rate	27.50%